Fair value measurements	12 Months Ended
Dec. 31, 2020
Fair value measurements
Fair value measurements

29.  Fair value measurements

Fair value reflects the price that would be received from selling an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. When determining the fair value measurements for assets and liabilities required or permitted to be recorded at fair value, the Group considers the principal or most advantageous market in which it would transact and considers assumptions that market participants would use when pricing the assets or liabilities.

The Group applies a fair value hierarchy that requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. A financial instrument’s categorization within the fair value hierarchy is based upon the lowest level of input that is significant to the fair value measurement. This guidance specifies a hierarchy of valuation techniques, which is based on whether the inputs into the valuation technique are observable or unobservable. The hierarchy is as follows:

Level 1—Valuation techniques in which all significant inputs are unadjusted quoted prices from active markets for assets or liabilities that are identical to the assets or liabilities being measured.

Level 2—Valuation techniques in which significant inputs include quoted prices from active markets for assets or liabilities that are similar to the assets or liabilities being measured and/or quoted prices for assets or liabilities that are identical or similar to the assets or liabilities being measured from markets that are not active. Also, model-derived valuations in which all significant inputs and significant value drivers are observable in active markets are Level 2 valuation techniques.

Level 3—Valuation techniques in which one or more significant inputs or significant value drivers are unobservable. Unobservable inputs are valuation technique inputs that reflect the Group’s own assumptions about the assumptions that market participants would use in pricing an asset or liability.

The fair value guidance describes three main approaches to measure the fair value of assets and liabilities: (1) market approach; (2) income approach and (3) cost approach. The market approach uses prices and other relevant information generated from market transactions involving identical or comparable assets or liabilities. The income approach uses valuation techniques to convert future amounts to a single present value amount. The measurement is based on the value indicated by current market expectations about those future amounts. The cost approach is based on the amount that would currently be required to replace an asset.

When available, the Group uses quoted market prices to determine the fair value of an asset or liability. If quoted market prices are not available, the Group will measure fair value using valuation techniques that use, when possible, current market-based or independently sourced market parameters, such as interest rates and currency rates.

29.  Fair value measurements (continued)

The following table summarizes the Company’s assets that are measured at fair value on a recurring basis and are categorized using the fair value hierarchy as of December 31, 2019 and 2020:

	As of December 31, 2019
	Level 1	Level 2	Total

Assets
Short-term investments (i)	372,767	2,959,564	3,332,331
Equity investment with readily determinable fair values (ii)	115,926	—	115,926
Derivative – forward exchange contracts	—	6,340	6,340
	488,693	2,965,904	3,454,597

Liabilities
Derivatives – forward exchange contracts	—	(11,495)	(11,495)

	As of December 31, 2020
	Level 1	Level 2	Total

Assets
Short-term investments (i)	810,237	2,381,101	3,191,338
Equity investment with readily determinable fair values (ii)	1,206,899	—	1,206,899
Derivative - forward exchange contracts	—	354	354
	2,017,136	2,381,455	4,398,591
Liabilities
Derivatives - forward exchange contracts	—	(44,301)	(44,301)
(i)	Short-term investments represented the investments issued by commercial banks or other financial institutions with a variable interest rate indexed to the performance of underlying assets within one year. For the instruments whose fair value is provided by banks at the end of each period, the Company classifies the valuation techniques that use these inputs as Level 1 of fair value measurements. For the instruments whose fair value is estimated based on quoted prices of similar products provided by banks at the end of each period, the Company classifies the valuation techniques that use these inputs as Level 2 of fair value measurements.
(ii)	Equity investments with readily determinable fair values are valued using the market approach based on the quoted prices in active markets at the reporting date. The Group classifies the valuation techniques that use these inputs as Level 1 of fair value measurements.

29.  Fair value measurements (continued)

The following table presents the changes in Level 3 assets for the years ended December 31, 2020:

Available-for-sale
debt investment —
Convertible bond
RMB

Balance as of January 1, 2020	—
Acquisition	6,525
Balance as of December 31, 2020	6,525

Available-for-sale debt investments do not have readily determinable market value, which were categorized as Level 3 in the fair value hierarchy. The Company uses a combination of valuation methodologies, including market and income approaches based on the Company’s best estimate, which is determined by using information including but not limited to the pricing of recent rounds of financing of the investees, future cash flow forecasts, liquidity factors and multiples of a selection of comparable companies. Since the convertible bond was acquired at the end of 2020, no significant change in its fair value as of December 31, 2020.

Fair value measurement on a non-recurring basis

The Company measures investments without readily determinable fair value on a nonrecurring basis when impairment charges and fair value change due to observable price change are recognized. These nonrecurring fair value measurements use significant unobservable inputs (Level 3). The Company uses a combination of valuation methodologies, including market and income approaches based on the Company’s best estimate to determine the fair value of these investments. An observable price change is usually resulting from new rounds of financing of the investees. The Company determines whether the securities offered in new rounds of financing are similar to the equity securities held by the Company by comparing the rights and obligations of the securities. When the securities offered in new rounds of financing are determined to be similar to the securities held by the Company, the Company adjusts the observable price of the similar security to determine the amount that should be recorded as an adjustment in the carrying value of the security to reflect the current fair value of the security held by the Company by using the back-solve method based on the equity allocation model with adoption of some key parameters such as risk-free rate and equity volatility. Inputs used in these methodologies primarily include discount rate, the selection of comparable companies operating in similar businesses and etc. For the years ended December 31, 2018, 2019 and 2020, gain on fair value changes of investment of RMB1,601,082, RMB2,657,370 and RMB101,735 due to the observable price change of the investment without readily determinable fair value. The gain on fair value changes of investment for the year ended December 31, 2019 was mainly due to the fair value change of investment in Bigo before the acquisition of Bigo, was recognized in gain on fair value changes of investments.

The Group assesses the existence of indicators for other-than-temporary impairment of the investments by considering factors including, but not limited to, current economic and market conditions, the operating performance of the entities including current earnings trends and other entity-specific information. In 2018, 2019 and 2020, based on the Group’s assessment, an impairment charge of RMB35,348, RMB62,334 and RMB43,861 was recognized in general and administrative expenses, respectively, against the carrying value of the investments due to significant deterioration in earnings or unexpected changes in business prospects of the investees as compared to the original investment plans.

Apart from the short-term investments, equity investment measured at fair value through earnings and derivatives, the Company’s other financial instruments principally consist of cash and cash equivalent, short-term deposits, long-term deposits, accounts receivable, financing receivables, other receivables, amounts due to/from related parties, accounts payable, certain accrued expenses and convertible bonds. These financial instruments are recorded at cost which approximates fair value. Available-for-sale debt investments do not have readily determinable market value, which were categorized as Level 3 in the fair value hierarchy.